SECURED NOTES (Details)	Dec. 31, 2023 CAD ($)	Aug. 14, 2023 CAD ($) shares	Aug. 14, 2023 USD ($) shares	Dec. 31, 2022 CAD ($)	Aug. 14, 2014 $ / NotesSeries shares
SECURED NOTES
Warrants held, Fair Value | $	$ 188,500			$ 26,868
Maritime Resources Corp
SECURED NOTES
Notes subscribed | shares					2,000
Notes face value | $ / NotesSeries					1,000
Original issue discount		2.00%	2.00%
Gross investment		$ 2,638,500	$ 1,960,000
Spread on interest at a rate equal to the Secured Overnight Financing Rate		6.00%	6.00%
Percentage of noteholders approval for notes maturity extension		65.00%	65.00%
Extension fees		3.00%	3.00%
Spread on increase interest rate at a rate equal to the Secured Overnight Financing Rate		9.00%	9.00%
Percentage of noteholders approval for option to satisfy interest payments under the Notes by issuing shares		65.00%	65.00%
Interest shares issued by note issuer as deemed value of market price		90.00%	90.00%
Warrants coverage percentage		40.00%	40.00%
Number of warrants received | shares		15,324,571	15,324,571
Warrants held, Fair Value | $	$ 188,500
Notes are redeemed on or prior to August 14, 2024 | Maritime Resources Corp
SECURED NOTES
Notes redemption percentage		113.00%	113.00%
Notes redeemed after the date that is 12 months after the issuance date | Maritime Resources Corp
SECURED NOTES
Notes redemption percentage		100.00%	100.00%
Secured notes
SECURED NOTES
Gross investment		$ 2,638,500	$ 1,960,000
Fair value of notes		2,464,000	1,830,300
Common share purchase warrants
SECURED NOTES
Fair value of notes		$ 174,500	$ 129,700